UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017

February 13, 2018
 Date of Report

H/2 Asset Funding 2014-1 Ltd.
 (Exact name of securitizer as specified in its charter)

025-01617	0001607928
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

David Bree, 345-946-7665
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), H/2 Asset Funding 2014-1 Ltd. has indicated by check mark that there is no activity for the annual period.

Explanatory Note:

This Form ABS-15G also applies to the following affiliated securitizers: H/2 Asset Funding 2014-1 LLC and H/2 Targeted Return Strategies II Ltd.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13th, 2018	H/2 ASSET FUNDING 2014-1 LTD. (Securitizer)

	By:	/s/ David Bree
Name: David Bree
Title: Director